DIRECT OPERATING COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Expense relating to short-term leases	$ 25	$ 24
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 17	$ 11